Schedule of Income Tax Expense (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense
Profit/(loss) before income tax expense	$ (9,194,540)	$ (5,903,451)	$ (11,571,240)	$ 34,402,821
Tax at the statutory tax rate of 25% (2022: 25%)			(2,892,810)	8,600,705
Share-based payments			195,059	300,013
Share of profits(losses) - associates			1,563,690	(7,272)
Tax effect of expense not deductible in determining taxable profit (tax loss)			(1,134,061)	8,893,446
Current year temporary differences not recognized			1,134,061	(8,893,446)
Income tax expense
Unused tax losses for which no deferred tax asset has been recognized			20,942,089	19,808,028
Potential tax benefit @ 25%			$ 5,235,522	$ 4,952,007